UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         November 4, 2011
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        78
Form 13F Information Table Value Total:        $251,023


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      321     4470 SH       SOLE                     4470
AT&T Inc.                      COM              00206R102     2813    98631 SH       SOLE                    98631
Abbott Laboratories            COM              002824100     4057    79340 SH       SOLE                    79340
American Express Company       COM              025816109     1526    33982 SH       SOLE                    33982
Apache Corporation             COM              037411105      543     6772 SH       SOLE                     6772
Apple Inc.                     COM              037833100     2025     5310 SH       SOLE                     5310
Automatic Data Processing, Inc COM              053015103      269     5700 SH       SOLE                     5700
BP plc ADR                     COM              055622104      372    10306 SH       SOLE                    10306
Baxter International, Inc.     COM              071813109      376     6694 SH       SOLE                     6694
Berkshire Hathaway, Inc. Cl. A COM              084670108    12923      121 SH       SOLE                      121
Berkshire Hathaway, Inc. Cl. B COM              084670702    21028   296001 SH       SOLE                   296001
Bristol-Myers Squibb Co.       COM              110122108      478    15240 SH       SOLE                    15240
Buckeye Partners, L.P.         COM              118230101      488     7800 SH       SOLE                     7800
Canadian Natural Resources Ltd COM              136385101     2334    79750 SH       SOLE                    79750
Canadian Oil Sands Limited     COM              13643E105      508    26325 SH       SOLE                    26325
Chevron Corp.                  COM              166764100     7572    81780 SH       SOLE                    81780
Cisco Systems Inc.             COM              17275R102     8002   516240 SH       SOLE                   516240
Coca-Cola Company              COM              191216100     2539    37581 SH       SOLE                    37581
Colgate Palmolive Co.          COM              194162103      480     5417 SH       SOLE                     5417
ConocoPhillips                 COM              20825C104    10631   167889 SH       SOLE                   167889
Devon Energy Corporation       COM              25179M103      979    17663 SH       SOLE                    17663
Eli Lilly & Company            COM              532457108     1314    35532 SH       SOLE                    35532
Emerson Electric Co.           COM              291011104      213     5147 SH       SOLE                     5147
Enterprise Bancorp Inc         COM              293668109      370    29976 SH       SOLE                    29976
Exxon Mobil Corporation        COM              30231G102    13384   184283 SH       SOLE                   184283
Freeport-McMoRan Copper & Gold COM              35671D857      280     9198 SH       SOLE                     9198
General Electric Co.           COM              369604103     1830   120258 SH       SOLE                   120258
Hewlett Packard Company        COM              428236103      269    11992 SH       SOLE                    11992
Home Depot, Inc.               COM              437076102      340    10333 SH       SOLE                    10333
IBM Corporation                COM              459200101     2574    14722 SH       SOLE                    14722
Illinois Tool Works Inc.       COM              452308109      220     5300 SH       SOLE                     5300
Intel Corporation              COM              458140100      277    13000 SH       SOLE                    13000
Johnson & Johnson              COM              478160104    11568   181637 SH       SOLE                   181637
Kinder Morgan Energy Partners, COM              494550106      444     6500 SH       SOLE                     6500
Kraft Foods, Inc.              COM              50075N104     7384   219885 SH       SOLE                   219885
Laboratory Corp. of America Ho COM              50540R409     3019    38197 SH       SOLE                    38197
Leucadia National Corp.        COM              527288104      667    29400 SH       SOLE                    29400
Lockheed Martin Corp.          COM              539830109      266     3665 SH       SOLE                     3665
Loews Corp.                    COM              540424108      311     9000 SH       SOLE                     9000
Lowes Cos. Inc.                COM              548661107      209    10800 SH       SOLE                    10800
M & T Bank Corp.               COM              55261F104      927    13260 SH       SOLE                    13260
McCormick & Co., Inc. Non-Voti COM              579780206      369     8000 SH       SOLE                     8000
McDonald's Corporation         COM              580135101     1430    16281 SH       SOLE                    16281
McGraw Hill Companies          COM              580645109      492    12000 SH       SOLE                    12000
Microsoft Corporation          COM              594918104    11199   449938 SH       SOLE                   449938
Mohawk Industries Inc.         COM              608190104      309     7200 SH       SOLE                     7200
Norfolk Southern Corp.         COM              655844108      263     4315 SH       SOLE                     4315
Oracle Corp.                   COM              68389X105      330    11469 SH       SOLE                    11469
Pepsico, Inc.                  COM              713448108     1811    29262 SH       SOLE                    29262
Pfizer Inc.                    COM              717081103      738    41769 SH       SOLE                    41769
Praxair Inc.                   COM              74005P104      202     2166 SH       SOLE                     2166
Procter & Gamble Company       COM              742718109     7494   118606 SH       SOLE                   118606
Rayonier, Inc.                 COM              754907103      395    10725 SH       SOLE                    10725
Royal Dutch Shell PLC ADR      COM              780259206      517     8400 SH       SOLE                     8400
SPDR Gold Trust ETF            COM              78463V107     1938    12263 SH       SOLE                    12263
SPDR S&P 500 ETF Trust         COM              78462F103    38841   343269 SH       SOLE                   343269
Sanofi                         COM              80105N105     6797   207235 SH       SOLE                   207235
Schlumberger Ltd.              COM              806857108     7180   120203 SH       SOLE                   120203
Staples Incorporated           COM              855030102     5872   441530 SH       SOLE                   441530
Technology Select Sector SPDR  COM              81369Y803     1594    67550 SH       SOLE                    67550
The Hershey Company            COM              427866108      237     4000 SH       SOLE                     4000
Toronto Dominion Bank          COM              891160509      231     3260 SH       SOLE                     3260
Travelers Cos Inc              COM              89417e109      227     4666 SH       SOLE                     4666
Tyco Int'l. Ltd.               COM              H89128104      254     6227 SH       SOLE                     6227
US Bancorp                     COM              902973304     5114   217230 SH       SOLE                   217230
Union Pacific Corp.            COM              907818108      262     3212 SH       SOLE                     3212
United Technologies            COM              913017109      638     9062 SH       SOLE                     9062
Utilities Select Sector SPDR E COM              81369Y886      480    14280 SH       SOLE                    14280
Vanguard Emerging Markets ETF  COM              922042858     1231    34350 SH       SOLE                    34350
Vanguard Energy ETF            COM              92204a306      315     3650 SH       SOLE                     3650
Vanguard Total Stock Market ET COM              922908769     9949   172370 SH       SOLE                   172370
Verizon Communications         COM              92343v104     2555    69423 SH       SOLE                    69423
Wal-Mart Stores, Inc.          COM              931142103     1187    22878 SH       SOLE                    22878
iShares MSCI All-Asia Ex-Japan COM              464288182      349     7493 SH       SOLE                     7493
iShares MSCI EAFE Index ETF    COM              464287465      796    16670 SH       SOLE                    16670
iShares MSCI Emerging Markets  COM              464287234    12005   342080 SH       SOLE                   342080
iShares MSCI USA ESG Select So COM              464288802      351     7019 SH       SOLE                     7019
iShares Russell Mid Cap Index  COM              464287499      938    10632 SH       SOLE                    10632